26. Commitments	12 Months Ended
Dec. 31, 2017
Commitments
Commitments

As of December 31, 2017, the Company had 120 firm orders for aircraft acquisition with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase.  As of December 31, 2017, the approximate amount of firm orders, not including contractual discounts, was R$45,090,382 (US$13,630,708), and are segregated according to the following years:

	12/31/2017	12/31/2016
2018	-	1,787,388
2019	1,117,604	2,917,833
2020	4,538,258	4,471,172
2021	6,198,259	6,106,634
2022	6,353,457	6,229,538
Thereafter	26,882,804	26,519,864
Total	45,090,382	48,032,429

As of December 31, 2017, from the total order commitments mentioned above, the Company had the amount of R$6,463,564 (US$1,953,919) related to advances for aircraft acquisition to be disbursed, in accordance with the following schedule:

	12/31/2017	12/31/2016
2017	-	286,829
2018	316,215	483,518
2019	773,268	658,930
2020	848,003	835,468
2021	852,458	839,856
2022	866,119	853,316
Thereafter	2,807,501	2,766,624
Total	6,463,564	6,724,541

The installment financed by long-term debt with aircraft guarantee through the U.S. Ex-Im Bank corresponds approximately to 85% of the aircraft total cost. Other establishments finance the acquisitions with equal or higher percentages, reaching up to 100%.

The Company performs payments related to aircraft acquisition through its own funds, short and long-term debt, cash provided by operating activities, short and medium-term lines of credit and supplier financing.

The Company leases its entire aircraft fleet through a combination of operating and finance leases. As of December 31, 2017, the total fleet leased was comprised of 119 aircraft, of which 88 were under operating leases and 31 were recorded as finance leases. During the year ended December 31, 2017, the Company returned 11 aircraft under operating lease contracts. In addition, the Company changed the classification of three finance lease agreements, which are now classified as operating leases due to the new characteristics arising from the renewal of these contracts.

As of December 31, 2017, the Company recorded operating lease installments in the amount of R$139,110, of which R$28,387 under current liabilities and R$110,723 under noncurrent liabilities (R$7,233 was recorded under current liabilities as of December 31, 2016). Such amounts refer to negotiations with lessors that resulted in postponement of the original payment flows of the leases.

On February 14, 2017 and November 27, 2017, the Company entered in sale-leaseback transactions for 10 aircraft with AWAS and GECAS. The aircraft should be delivered between June 2018 and August 2019 and, pursuant to the agreement, the leases will have a 12-year term as of the arrival date of each aircraft. Under these agreements, AWAS and GECAS undertake to carry out all necessary disbursements to pay for advances based on the disbursement schedule of the aircraft acquisition agreement. Under the same agreement, the Company shall act as a guarantor for the transaction if AWAS and GECAS fail to comply with the commitments established in such agreements.

26.1. Operating leases

The future payments of non-cancelable operating lease contracts are denominated in U.S. dollars, and are as follows:

	12/31/2017	12/31/2016
2017	-	857,747
2018	858,508	839,343
2019	928,226	889,940
2020	888,944	873,692
2021	746,595	745,719
2022	630,477	646,388
Thereafter	1,251,964	1,393,896
Total minimum lease payments	5,304,714	6,246,725

26.2.             Sale-leaseback transactions

In the year ended December 31, 2017, the Company did not enter in sale-leaseback transactions (net gain of R$233,483 related to 7 aircraft in the year ended December 31, 2016).

Additionally, the Company also has balances of deferred losses from transactions carried out between 2006 and 2009, in the amount of R$2,887 (R$9,959 as of December 31, 2016).